CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	¥ 6,426,715	$ 1,008,492	¥ 22,421,189		¥ 5,768,186
Restricted cash	59,617,256	9,355,248	52,422,447		27,577,671
Total cash, cash equivalents and restricted cash in the statements of cash flows	¥ 66,043,971	$ 10,363,740	¥ 74,843,636	$ 11,744,600	¥ 33,345,857	¥ 30,539,686